Accumulated Other Comprehensive Income (Loss) (Components Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	$ (3,964)
Current year change	(1,907)
Amortization of actuarial loss and prior service cost	130
Benefit plan modifications	3,345	0	0
Reclassification of derivative financial instruments into earnings	(3)
Change in fair value of derivative financial instruments	(12)
Other Comprehensive Income (Loss) Tax	(569)	0	0
Ending balance	(2,980)	(3,964)
Tax benefit resulting from OCI allocation	569	0	0
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	15
Pension And Retiree Medical Liability [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	(3,887)
Current year change	(1,910)
Amortization of actuarial loss and prior service cost	130
Benefit plan modifications	3,345
Reclassification of derivative financial instruments into earnings	0
Change in fair value of derivative financial instruments	0
Other Comprehensive Income (Loss) Tax	0
Ending balance	(2,322)
Unrealized Gain (Loss) On Investments [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	(4)
Current year change	3
Amortization of actuarial loss and prior service cost	0
Benefit plan modifications	0
Reclassification of derivative financial instruments into earnings	0
Change in fair value of derivative financial instruments	0
Other Comprehensive Income (Loss) Tax	0
Ending balance	(1)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	30
Current year change
Amortization of actuarial loss and prior service cost	0
Benefit plan modifications	0
Reclassification of derivative financial instruments into earnings	(3)
Change in fair value of derivative financial instruments	(12)
Other Comprehensive Income (Loss) Tax	0
Ending balance	15
Income Tax Benefit (Expense) [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	(103)
Current year change
Amortization of actuarial loss and prior service cost	0
Benefit plan modifications	0
Reclassification of derivative financial instruments into earnings	0
Change in fair value of derivative financial instruments	0
Other Comprehensive Income (Loss) Tax	(569)
Ending balance	$ (672)